Leases - Disclosure Of Detailed Information About Breakdown Of Lease Expense Explanatory (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Interest expense (included in finance costs)	¥ 2,459	¥ 2,999	¥ 2,069
Expense relating to short-term leases (included in cost of revenue, selling expenses, administrative expenses and research and development expenses)	3,091	2,413	530
Expense relating to leases of low-value assets that are not shown above as short-term leases (included in cost of revenue, administrative expenses and research and development expenses)	¥ 332	¥ 214	¥ 521